Cash and due from banks at amortized cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents :
Cash	₩ 2,882,978	₩ 2,296,962
Due from banks at amortized cost :
Allowance for credit losses	(16,100)	(21,342)
Cash and Due from banks at amortized cost, total	39,742,605	40,525,712
Denominated in Korean won
Due from banks at amortized cost :
Reserve deposits	8,164,072	11,594,266
Time deposits	893,222	2,198,645
Certificate of deposit	19,434	0
Other	4,286,250	3,365,689
Due from banks at amortized cost, total	13,362,978	17,158,600
Denominated in foreign currency
Due from banks at amortized cost :
Deposits	16,942,214	14,934,942
Time deposits	3,908,381	3,956,971
Other	2,662,154	2,199,579
Due from banks at amortized cost, total	₩ 23,512,749	₩ 21,091,492